INVESTMENTS IN EQUITY SECURITIES - Schedule of Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity Securities
Balance at start of the year	$ 3,736	$ 5,104
Unrealized gain/(loss)	(39)	(854)
Foreign currency translation gain/(loss)	449	(514)
Balance at the end of year	$ 4,146	$ 3,736